Restricted cash	12 Months Ended
Dec. 31, 2017
Restricted cash
Restricted cash

22.        Restricted cash

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Restricted cash
Non-current (1)	13,438	20,080	—
Current (2)	336,043	337,699	302,416
	349,481	357,779	302,416

(1)Restricted cash — non current

As of December 31, 2017, the non-current restricted cash consisted of US$13.4 million (EUR11.2 million, December 31, 2016: US$20.1 million and December 31, 2015: nil) of bank time deposits pledged against long-term borrowing from MPS Capital Services S.p.A. of US$1.3 million (EUR1.1 million) and from Cassa Depositie Prestiti of US$12.1 million (EUR10.1 million).

(2)Restricted cash — current

As of December 31, 2017, the current restricted cash consisted of US$14.9 million (December 31, 2016:  US$2.9 million and December 31, 2015: US$1.1 million) of bank time deposits, within which US$9.3 million was pledged against letters of credit and short-term borrowings, and US$5.6 million (EUR4.7 million) was pledged against long-term borrowing current portions from MPS Capital Services S.p.A. of US$0.5 million (EUR0.5 million) and from Cassa Depositie Prestiti of US$5.1 million (EUR4.2 million).

As of December 31, 2017, 2016 and 2015, the current restricted cash consisted of US$235.3 million, US$191.9 million and US$74.0 million, respectively of government funding received mainly for the reimbursement of research and development expenses to be incurred.

As of December 31, 2017, 2016 and 2015 the current restricted cash of US$85.8 million and US$142.9 and US$227.3 million were from low interest cost entrusted loans granted by CDB Development Fund through China Development Bank, which is designated to be used for future capacity expansion. The Group expects to spend the restricted cash within the next 12 months.